Earnings Per Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Earnings Per Share [Abstract]
Number of common shares subject to stock-based awards that were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive	1.1	1.2	1.3